Schedule of Reconciliation of Unrecognized Tax Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 84,650	$ 84,650
Increase related to prior year tax position	165,676	0
Settlements	(250,326)	0
Balance, end of year	$ 0	$ 84,650